Investment Objectives and Goals	Jul. 22, 2025
T-REX 2X LONG AVAV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AVAV DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AVAV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AFRM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AFRM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AFRM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG ACHR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ACHR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of ACHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AUR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AUR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AUR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG AXON DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG AXON DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of AXON. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X Long B Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG B DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of B. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BBAI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BBAI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BBAI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG BKNG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BKNG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of BKNG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CVNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CVNA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CVNA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG CEG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CEG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of CEG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DDOG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DDOG DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DDOG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG WGS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG WGS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of WGS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DNA DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DNA DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DNA. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG KTOS DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG KTOS DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of KTOS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG OKLO DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG OKLO DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of OKLO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG QUBT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG QUBT DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of QUBT. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG RXRX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG RXRX DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of RXRX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TEM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TEM DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG TTD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG TTD DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of TTD. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UPXI DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG UPXI DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UPXI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG UPST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG UPST DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of UPST. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SOUN DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SOUN DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SOUN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG SMLR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SMLR DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of SMLR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG GLXY DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GLXY DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of GLXY. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

T-REX 2X LONG DUOL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DUOL DAILY TARGET ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of 200% of the daily performance of DUOL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.